UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8416
                                     -------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      12/31
                            ----------------------------------
Date of reporting period:    03/31/11
                            ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE BARON SMALL CAP GROWTH FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 30.3%
Blue Nile, Inc.*+                                         2,400    $    129,576
Choice Hotels International, Inc.                        14,500         563,325
DeVry, Inc.                                              16,500         908,655
Dick's Sporting Goods, Inc.*                             28,500       1,139,430
LKQ Corp.*                                               17,300         416,930
Lumber Liquidators Holdings, Inc.*+                       8,862         221,461
Morningstar, Inc.                                         7,200         420,336
New York Times Co. - Class A*+                           15,000         142,050
Panera Bread Co. - Class A*                               3,000         381,000
Peet's Coffee & Tea, Inc.*+                              10,000         480,900
Penn National Gaming, Inc.*                              10,000         370,600
Penske Auto Group, Inc.*                                  3,000          60,060
Polo Ralph Lauren Corp.                                   6,000         741,900
Strayer Education, Inc.+                                  3,500         456,715
Under Armour, Inc. - Class A*                             7,000         476,350
Vail Resorts, Inc.*                                      14,000         682,640
Wynn Resorts Ltd.                                         1,359         172,933
--------------------------------------------------------------------------------
                                                                      7,764,861
--------------------------------------------------------------------------------

FINANCIALS -- 13.6%
Alexander's, Inc. REIT                                    1,200         488,340
Alexandria Real Estate Equities, Inc. REIT                2,500         194,925
American Assets Trust, Inc. REIT                          1,900          40,413
Arch Capital Group Ltd.*                                 12,000       1,190,280
Cohen & Steers, Inc.                                      5,500         163,240
Douglas Emmett, Inc. REIT                                16,000         300,000
Eaton Vance Corp.                                         9,000         290,160
Green Dot Corp. - Class A*+                               3,000         128,730
Interactive Brokers Group, Inc. - Class A                 3,000          47,670
Jefferies Group, Inc.+                                    8,000         199,520
Netspend Holdings, Inc.*+                                 9,000          94,680
Primerica, Inc.+                                         13,000         331,630
--------------------------------------------------------------------------------
                                                                      3,469,588
--------------------------------------------------------------------------------

HEALTH CARE -- 12.5%
AMERIGROUP Corp.*                                        15,000         963,750
Chemed Corp.                                              3,000         199,830
Community Health Systems, Inc.*                          12,700         507,873
Edwards Lifesciences Corp.*                              13,500       1,174,500
Gen-Probe, Inc.*                                          3,500         232,225
IDEXX Laboratories, Inc.*                                   800          61,776
Techne Corp.                                              1,000          71,600
--------------------------------------------------------------------------------
                                                                      3,211,554
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.9%
Aecom Technology Corp.*                                   5,500         152,515
Copart, Inc.*                                            11,000         476,630
CoStar Group, Inc.*+                                      6,500         407,420
Generac Holdings, Inc.*                                  15,000         304,350
Genesee & Wyoming, Inc. - Class A*                       15,750         916,650
Middleby Corp.*                                           3,000         279,660
Tetra Tech, Inc.*                                        14,000         345,660
Valmont Industries, Inc.                                  1,500         156,555
--------------------------------------------------------------------------------
                                                                      3,039,440
--------------------------------------------------------------------------------

ENERGY -- 11.3%
Brigham Exploration Co.*                                 11,500         427,570
CARBO Ceramics, Inc.+                                     3,800         536,256
Denbury Resources, Inc.*                                  8,100         197,640
Georesources, Inc.*                                      10,000         312,700
SEACOR Holdings, Inc.                                     4,500         416,070
SM Energy Co.                                             5,500         408,045
Southern Union Co.                                       14,000         400,680
Targa Resources Corp.                                     5,500         199,320
--------------------------------------------------------------------------------
                                                                      2,898,281
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.3%
Church & Dwight Co., Inc.                                 6,000         476,040
Diamond Foods, Inc.+                                      5,500         306,900
Ralcorp Holdings, Inc.*                                   4,400         301,092
TreeHouse Foods, Inc.*                                    6,000         341,220
United Natural Foods, Inc.*                               3,928         176,053
--------------------------------------------------------------------------------
                                                                      1,601,305
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.2%
Blackboard, Inc.*+                                          648          23,484
Booz Allen Hamilton Holding Corp.*                        1,485          26,745
MAXIMUS, Inc.                                             1,738         141,073
Pegasystems, Inc.+                                        7,000         265,580
RealPage, Inc.*                                           2,726          75,592
SS&C Technologies Holdings, Inc.*                        12,215         249,430
Synchronoss Technologies, Inc.*                             700          24,325
WebMD Health Corp.*+                                      5,000         267,100
--------------------------------------------------------------------------------
                                                                      1,073,329
--------------------------------------------------------------------------------

MATERIALS -- 3.2%
Intrepid Potash, Inc.*+                                   3,000         104,460
Molycorp, Inc.*+                                         12,000         720,240
--------------------------------------------------------------------------------
                                                                        824,700
--------------------------------------------------------------------------------

UTILITIES -- 2.7%
ITC Holdings Corp.                                       10,000         699,000
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.2%
SBA Communications Corp. - Class A*                       7,513         298,116
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 24,880,174
--------------------------------------------------------------------------------

INVESTMENT FUNDS --20.8%
Invesco Liquid Assets Portfolio**                     4,656,507       4,656,507
Touchstone Institutional Money Market Fund^             663,267         663,266
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  5,319,773
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.0%                              $ 30,199,947
(Cost $18,174,776)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.0%)                     (4,615,132)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 25,584,815
================================================================================


+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $4,585,953.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

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TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
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TOUCHSTONE BARON SMALL CAP GROWTH FUND - MARCH 31, 2011 (UNAUDITED)
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OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1       LEVEL 2          LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 24,880,174  $         --     $         --    $ 24,880,174
Investment Funds       5,319,773            --               --       5,319,773
--------------------------------------------------------------------------------
                                                                   $ 30,199,947
See accompanying Notes to Portfolios of Investments.

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TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
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TOUCHSTONE CORE BOND FUND - MARCH 31, 2011 (UNAUDITED)
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
 PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS -- 30.1%
              FINANCIALS -- 7.2%
$    235,000  Bank of America Corp. MTN,  7.375%, 5/15/14                                                            $      265,391
     200,000  Brandywine Operating Partnership LP,  5.400%, 11/1/14                                                         210,828
     190,000  Caterpillar Financial Services Corp. MTN,  5.450%, 4/15/18                                                    211,242
      20,000  CIT Group, Inc.,  7.000%, 5/1/16                                                                               20,025
      10,000  CIT Group, Inc.,  7.000%, 5/1/17                                                                               10,012
     170,000  Citigroup, Inc.,  5.500%, 4/11/13                                                                             181,903
     250,000  Credit Suisse New York MTN,  4.375%, 8/5/20                                                                   244,190
     155,000  Deutsche Bank AG, Ser 1,  3.250%, 1/11/16                                                                     155,601
     200,000  General Electric Capital Corp. MTN,  5.625%, 5/1/18                                                           216,224
     200,000  Goldman Sachs Group, Inc.,  7.500%, 2/15/19                                                                   232,317
     150,000  JPMorgan Chase & Co.,  4.250%, 10/15/20                                                                       143,357
      16,000  Liberty Mutual Group, Inc.,  144a, 10.750%, 6/15/58(a)                                                         20,800
      18,000  Lyondell Chemical Co.,  144a, 8.000%, 11/1/17                                                                  19,845
      70,000  MetLife, Inc.,  10.750%, 8/1/39                                                                                96,600
     250,000  Morgan Stanley MTN,  4.100%, 1/26/15                                                                          256,679
      52,000  Omega Healthcare Investors, Inc.,  144a, 6.750%, 10/15/22                                                      53,105
      15,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,  144a, 7.750%, 10/15/16                               15,863
     145,000  Teachers Insurance & Annuity Association of America,  144a, 6.850%, 12/16/39                                  163,491
     175,000  WCI Finance LLC / WEA Finance LLC,  144a, 5.700%, 10/1/16                                                     190,781
     220,000  Xstrata Finance Canada Ltd.,  144a, 5.500%, 11/16/11                                                          226,323
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,934,577
------------------------------------------------------------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY -- 6.2%
      23,000  Accuride Corp.,  9.500%, 8/1/18                                                                                25,588
      40,000  ACE Hardware Corp.,  144a, 9.125%, 6/1/16                                                                      43,050
      37,000  CCO Holdings LLC / CCO Holdings Capital Corp.,  7.000%, 1/15/19                                                37,925
      15,000  CCO Holdings LLC / CCO Holdings Capital Corp.,  7.875%, 4/30/18                                                15,937
      60,000  Cequel Communications Holdings l LLC and Cequel Capital Corp.,  144a, 8.625%, 11/15/17                         62,550
       5,000  Citadel Broadcasting Corp.,  144a, 7.750%, 12/15/18                                                             5,419
      17,000  Clear Channel Worldwide Holdings, Inc., Ser B,  9.250%, 12/15/17                                               18,636
       1,000  Clear Channel Worldwide Holdings, Inc.,  9.250%, 12/15/17                                                       1,092
     195,000  Comcast Corp.,  5.700%, 7/1/19                                                                                211,308
      24,000  Cooper-Standard Automotive, Inc.,  8.500%, 5/1/18                                                              25,800
      50,000  CSC Holdings LLC,  8.625%, 2/15/19                                                                             57,250
      50,000  Dana Holding Corp.,  6.750%, 2/15/21                                                                           50,000
     230,000  DirecTV Holdings LLC / DirecTV Financing Co., Inc.,  7.625%, 5/15/16                                          253,575
      11,000  Entravision Communications Corp.,  8.750%, 8/1/17                                                              11,715
     100,000  Equinox Holdings, Inc.,  144a, 9.500%, 2/1/16                                                                 107,625
       8,000  Exide Technologies,  144a, 8.625%, 2/1/18                                                                       8,540
      35,000  Fisher Communications, Inc.,  8.625%, 9/15/14                                                                  35,919
      28,000  Goodyear Tire & Rubber Co.,  10.500%, 5/15/16                                                                  31,360
     190,000  Home Depot, Inc.,  5.950%, 4/1/41                                                                             189,471
      27,000  Icon Health & Fitness,  144a, 11.875%, 10/15/16                                                                28,687
      22,000  Inergy LP / Inergy Finance Corp.,  144a, 7.000%, 10/1/18                                                       22,880
      30,000  Insight Communications Co., Inc.,  144a, 9.375%, 7/15/18                                                       33,300
      28,000  Intelsat Jackson Holdings SA,  144a, 7.250%, 4/1/19                                                            28,035
       8,000  Lear Corp.,  7.875%, 3/15/18                                                                                    8,700
      57,000  Libbey Glass, Inc.,  10.000%, 2/15/15                                                                          62,130
     140,000  Macy's Retail Holdings, Inc.,  5.350%, 3/15/12                                                                144,200
      41,000  Meritage Homes Corp.,  7.150%, 4/15/20                                                                         40,949
      25,000  Navistar International Corp.,  8.250%, 11/1/21                                                                 27,719
     175,000  News America, Inc.,  6.900%, 3/1/19                                                                           203,949
      21,000  Pinafore LLC / Pinafore, Inc.,  144a, 9.000%, 10/1/18                                                          22,785
       6,000  Pulte Group, Inc.,  6.375%, 5/15/33                                                                             4,875
      12,000  Tenneco, Inc.,  6.875%, 12/15/20                                                                               12,420
     300,000  Time Warner Cable, Inc.,  4.125%, 2/15/21                                                                     280,322
     130,000  Time Warner, Inc.,  3.150%, 7/15/15                                                                           131,656
      24,000  Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.,  144a, 10.625%, 9/1/17                          26,760
     225,000  Viacom, Inc.,  6.250%, 4/30/16                                                                                255,959
      10,000  Visteon Corp.,  144a, 6.750%, 4/15/19                                                                          10,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,538,086
------------------------------------------------------------------------------------------------------------------------------------

              UTILITIES -- 5.8%
      45,000  AES Corp.,  8.000%, 10/15/17                                                                                   48,375
      25,000  Calpine Corp.,  144a, 7.875%, 7/31/20                                                                          26,563
      30,000  Calpine Corp.,  144a, 7.500%, 2/15/21                                                                          31,050
     215,000  CenterPoint Energy, Inc.,  5.950%, 2/1/17                                                                     233,997
     200,000  CMS Energy Corp.,  6.250%, 2/1/20                                                                             208,877
      15,000  CMS Energy Corp.,  8.750%, 6/15/19                                                                             17,902
      42,000  Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,  144a, 7.750%, 4/1/19                     42,315
      12,000  Crosstex Energy,  8.875%, 2/15/18                                                                              13,080
     160,000  Enel Finance International NV,  144a, 6.250%, 9/15/17                                                         175,218
      40,000  Enterprise Products Operating LLC,  7.000%, 6/1/67(a)                                                          39,700
     175,000  Enterprise Products Operating LLC,  3.200%, 2/1/16                                                            173,909
      50,000  Genesis Energy LP / Genesis Energy Finance Corp.,  144a, 7.875%, 12/15/18                                      50,500
      50,000  Intergen NV,  144a, 9.000%, 6/30/17                                                                            53,875
      35,000  MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,  6.750%, 11/1/20                                  35,875
     145,000  NextEra Energy Capital Holdings, Inc.,  6.350%, 10/1/66(a)                                                    143,006

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TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
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TOUCHSTONE CORE BOND FUND - MARCH 31, 2011 (UNAUDITED)
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
 PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

              CORPORATE BONDS -- 30.1% (CONTINUED)
$    180,000  Nisource Finance Corp.,  6.150%, 3/1/13                                                                $      195,131
     140,000  Plains All American Pipeline LP / PAA Finance Corp.,  6.650%, 1/15/37                                         148,038
     165,000  PPL Energy Supply LLC,  6.500%, 5/1/18                                                                        184,222
      40,000  Regency Energy Partners LP / Regency Energy Finance Corp.,  9.375%, 6/1/16                                     45,500
     195,000  Rockies Express Pipeline LLC,  144a, 6.250%, 7/15/13                                                          208,279
     101,000  Targa Resources Partners LP / Targa Resources Partners Finance Corp.,  144a, 7.875%, 10/15/18                 106,555
     190,000  TransCanada PipeLines Ltd.,  6.100%, 6/1/40                                                                   199,388
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,381,355
------------------------------------------------------------------------------------------------------------------------------------

              TELECOMMUNICATION SERVICES -- 2.4%
     225,000  AT&T, Inc.,  6.550%, 2/15/39                                                                                  234,504
      49,000  Cincinnati Bell, Inc.,  8.375%, 10/15/20                                                                       48,143
      45,000  Cricket Communications, Inc.,  7.750%, 5/15/16                                                                 47,812
      57,000  Frontier Communications Corp.,  8.500%, 4/15/20                                                                61,774
      14,000  MetroPCS Wireless, Inc.,  7.875%, 9/1/18                                                                       14,980
      19,000  NII Capital Corp.,  8.875%, 12/15/19                                                                           20,900
      30,000  NII Capital Corp.,  7.625%, 4/1/21                                                                             30,675
       6,000  PAETEC Holding Corp.,  8.875%, 6/30/17                                                                          6,465
      12,000  Sprint Capital Corp.,  6.875%, 11/15/28                                                                        11,070
      50,000  Sprint Nextel Corp.,  8.375%, 8/15/17+                                                                         55,687
       7,000  TW Telecom Holdings, Inc.,  8.000%, 3/1/18                                                                      7,551
     175,000  Verizon Communications, Inc.,  6.250%, 4/1/37                                                                 179,137
      50,000  West Corp.,  144a, 8.625%, 10/1/18                                                                             52,625
     100,000  Wind Acquisition Finance SA,  144a, 11.750%, 7/15/17                                                          115,000
      69,000  Windstream Corp.,  7.875%, 11/1/17                                                                             74,003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            960,326
------------------------------------------------------------------------------------------------------------------------------------

              ENERGY -- 2.3%
      29,000  Basic Energy Services, Inc.,  7.125%, 4/15/16                                                                  29,435
      56,000  Basic Energy Services, Inc.,  144a, 7.750%, 2/15/19                                                            57,680
     102,000  Chesapeake Energy Corp.,  6.500%, 8/15/17                                                                     110,287
      32,000  Coffeyville Resources LLC / Coffeyville Finance Inc.,  144a, 10.875%, 4/1/17                                   36,400
      78,000  Helix Energy Solutions Group, Inc.,  144a, 9.500%, 1/15/16                                                     82,290
      75,000  Hilcorp Energy I LP / Hilcorp Finance Co.,  144a, 9.000%, 6/1/16                                               78,563
      50,000  Hilcorp Energy I LP / Hilcorp Finance Co.,  144a, 7.750%, 11/1/15                                              51,750
      50,000  Holly Energy Partners LP / Holly Energy Finance Corp.,  6.250%, 3/1/15                                         49,750
      16,000  MEG Energy Corp.,  144a, 6.500%, 3/15/21                                                                       16,260
      14,000  Newfield Exploration Co.,  6.875%, 2/1/20                                                                      14,770
     195,000  NuStar Logistics LP,  6.050%, 3/15/13                                                                         208,528
     105,000  Petrohawk Energy Corp.,  7.250%, 8/15/18                                                                      108,150
      44,000  Pioneer Drilling Co.,  9.875%, 3/15/18                                                                         47,300
      35,000  Sabine Pass LNG LP,  7.250%, 11/30/13                                                                          35,787
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            926,950
------------------------------------------------------------------------------------------------------------------------------------

              INDUSTRIALS -- 2.2%
      39,000  Amsted Industries, Inc.,  144a, 8.125%, 3/15/18                                                                41,584
      25,000  ARAMARK Corp.,  8.500%, 2/1/15                                                                                 26,063
       7,000  Aviation Capital Group,  144a, 6.750%, 4/6/21                                                                   7,000
     165,000  Burlington Northern Santa Fe LLC,  5.750%, 5/1/40                                                             167,098
      25,000  Cenveo Corp.,  8.875%, 2/1/18                                                                                  25,062
      23,000  Griffon Corp.,  144a, 7.125%, 4/1/18                                                                           23,402
      50,000  Iron Mountain, Inc.,  8.000%, 6/15/20                                                                          53,000
      39,000  Kemet Corp.,  10.500%, 5/1/18                                                                                  43,972
      27,000  Liberty Tire Recycling,  144a, 11.000%, 10/1/16                                                                30,308
      47,000  Martin Midstream Partners LP / Martin Midstream Finance Corp.,  8.875%, 4/1/18                                 49,820
      31,000  Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc,  144a, 8.125%, 2/15/19                     31,232
     230,000  Norfolk Southern Corp.,  5.750%, 4/1/18                                                                       257,843
       9,000  PHH Corp.,  9.250%, 3/1/16                                                                                      9,787
      19,000  RSC Equipment Rental, Inc. / RSC Holdings III LLC,  144a, 10.000%, 7/15/17                                     21,660
      16,000  Seminole Indian Tribe of Florida,  144a, 7.750%, 10/1/17                                                       16,920
      50,000  TransDigm, Inc.,  144a, 7.750%, 12/15/18                                                                       53,688
      15,000  Tutor Perini Corp.,  144a, 7.625%, 11/1/18                                                                     15,450
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            873,889
------------------------------------------------------------------------------------------------------------------------------------

              MATERIALS -- 1.5%
      50,000  AK Steel Corp.,  7.625%, 5/15/20                                                                               51,000
      36,000  Aleris International, Inc.,  144a, 7.625%, 2/15/18                                                             36,090
     275,000  ArcelorMittal,  5.500%, 3/1/21                                                                                270,987
      10,000  BWAY Holding Co.,  144a, 10.000%, 6/15/18                                                                      11,000
      15,000  Cascades, Inc.,  7.875%, 1/15/20                                                                               15,825
      27,000  Cascades, Inc.,  7.750%, 12/15/17                                                                              28,519
      30,000  Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.,  8.500%, 12/15/19                           33,225
      10,000  Consol Energy, Inc.,  8.250%, 4/1/20                                                                           11,088
      10,000  Consol Energy, Inc.,  8.000%, 4/1/17                                                                           10,950
      30,000  Koppers, Inc.,  7.875%, 12/1/19                                                                                32,550
      10,000  Novelis, Inc.,  144a, 8.375%, 12/15/17                                                                         10,825
      18,000  Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,  8.250%, 4/15/18                    19,260
       9,000  PolyOne Corp.,  7.375%, 9/15/20                                                                                 9,472
      37,000  Tembec Industries, Inc.,  144a, 11.250%, 12/15/18                                                              41,255
      21,000  Texas Industries, Inc.,  9.250%, 8/15/20                                                                       22,680
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            604,726
------------------------------------------------------------------------------------------------------------------------------------

              CONSUMER STAPLES -- 1.3%
     190,000  Anheuser-Busch InBev Worldwide, Inc.,  8.200%, 1/15/39                                                        258,491
      31,000  BI-LO LLC / BI-LO Finance Corp.,  144a, 9.250%, 2/15/19                                                        32,124

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TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
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TOUCHSTONE CORE BOND FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS -- 30.1% (CONTINUED)
$     15,000  Blue Merger Sub, Inc.,  144a, 7.625%, 2/15/19                                                          $       15,206
      28,000  Central Garden and Pet Co.,  8.250%, 3/1/18                                                                    29,330
      55,000  Ingles Markets, Inc.,  8.875%, 5/15/17                                                                         59,056
     140,000  Kraft Foods, Inc.,  4.125%, 2/9/16                                                                            145,254
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            539,461
------------------------------------------------------------------------------------------------------------------------------------

              HEALTH CARE -- 1.1%
      22,000  Accellent, Inc.,  8.375%, 2/1/17                                                                               23,595
      25,000  Axcan Intermediate Holdings, Inc.,  12.750%, 3/1/16                                                            27,812
      57,000  Capella Healthcare, Inc.,  144a, 9.250%, 7/1/17                                                                60,705
     155,000  Health Care REIT, Inc.,  6.125%, 4/15/20                                                                      163,940
      30,000  NBTY, Inc.,  144a, 9.000%, 10/1/18                                                                             32,550
      25,000  Omnicare, Inc.,  7.750%, 6/1/20                                                                                26,500
      80,000  Service Corp. International,  8.000%, 11/15/21                                                                 87,200
      40,000  Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding,  10.250%, 12/1/17                 41,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            463,402
------------------------------------------------------------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY -- 0.1%
      39,000  Viasat, Inc.,  8.875%, 9/15/16                                                                                 41,779
------------------------------------------------------------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                                                                  $   12,264,551
------------------------------------------------------------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 26.3%

     925,000  U.S. Treasury Bond, 4.625%, 2/15/40                                                                           943,211
     350,000  U.S. Treasury Bond, 3.875%, 8/15/40                                                                           313,196
     900,000  U.S. Treasury Note, 0.625%, 1/31/13                                                                           898,383
     200,000  U.S. Treasury Note, 0.750%, 8/15/13                                                                           198,984
     800,000  U.S. Treasury Note, 1.250%, 2/15/14                                                                           800,500
     625,000  U.S. Treasury Note, 2.625%, 8/15/20                                                                           586,328
     900,000  U.S. Treasury Note, 2.625%, 11/15/20                                                                          839,813
   6,065,000  U.S. Treasury Note, 3.625%, 2/15/21                                                                         6,151,238
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS                                                                        $   10,731,653
------------------------------------------------------------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 19.2%
     230,000  Banc of America Commercial Mortgage, Inc., Ser 2005-4,  Class A3,  4.891%, 7/10/45                            236,376
     280,000  Banc of America Commercial Mortgage, Inc., Ser 2006-2,  Class A3,  5.713%, 5/10/45(a)                         290,857
     365,000  Banc of America Commercial Mortgage, Inc., Ser 2006-6,  Class A3,  5.369%, 10/10/45                           375,793
     315,000  Banc of America Commercial Mortgage, Inc., Ser 2007-1,  Class AAB,  5.422%, 1/15/49                           329,228
     450,000  Banc of America Commercial Mortgage, Inc., Ser 2007-2,  Class AAB,  5.639%, 4/10/49(a)                        473,877
     575,000  Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9,  Class A4A,  4.871%, 9/11/42                      609,053
     230,000  Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13,  Class A3,  5.518%, 9/11/41                       239,329
     550,000  Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16,  Class A4,  5.718%, 6/11/40(a)                    593,064
     150,000  Citigroup Commercial Mortgage Trust, Ser 2006-C4,  Class A2,  5.733%, 3/15/49(a)                              155,860
      88,715  Commercial Mortgage Pass Through Certificates, Ser 2004-LB4A,  Class A3,  4.405%, 10/15/37                     89,071
     135,000  Commercial Mortgage Pass Through Certificates, Ser 2005-C6,  Class A5A,  5.116%, 6/10/44(a)                   144,047
     443,387  Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9,  Class 2A1,  5.500%, 10/25/35               423,517
     245,000  First Union Commercial Mortgage Trust, Ser 1999-C1,  Class F, 144a, 5.350%, 10/15/35                          242,461
     600,000  GE Capital Commercial Mortgage Corp., Ser 2002-2A,  Class A3,  5.349%, 8/11/36                                623,170
      61,460  GE Capital Commercial Mortgage Corp., Ser 2004-C1,  Class A2,  3.915%, 11/10/38                                61,430
     348,117  GE Capital Commercial Mortgage Corp., Ser 2005-C4,  Class ASB,  5.282%, 11/10/45(a)                           366,994
     350,000  GS Mortgage Securities Corp. II, Ser 2006-GG8,  Class AAB,  5.535%, 11/10/39                                  370,963
     495,000  JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C2,  Class A3,  5.221%, 5/15/41(a)             529,092
     390,000  LB-UBS Commercial Mortgage Trust, Ser 2006-C3,  Class A3,  5.689%, 3/15/32(a)                                 404,125
     696,770  Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS,  Class 2A4S,  5.963%, 1/25/47                               457,340
      91,926  Residential Funding Mortgage Securities I, Ser 2006-S2,  Class A2,  5.750%, 2/25/36                            60,401
     205,000  Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29,  Class A3,  5.313%, 11/15/48                           219,367
     330,000  Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34,  Class APB,  5.617%, 5/15/46                           344,632
     219,010  Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser 2005-9,  Class 2A4,
                5.500%, 11/25/35                                                                                            190,869
------------------------------------------------------------------------------------------------------------------------------------

              TOTAL MORTGAGE-BACKED SECURITIES                                                                       $    7,830,916
------------------------------------------------------------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 9.3%

     398,839  FHLMC, Pool #A96485,  4.500%, 1/1/41                                                                          405,768
     306,687  FHLMC, Pool #A56988,  5.500%, 2/1/37                                                                          327,862
     291,562  FHLMC, Pool #G03781,  6.000%, 1/1/38                                                                          317,296
     197,516  FNMA, Pool #AB1800,  4.000%, 11/1/40                                                                          194,628
     107,339  FNMA, Pool #254759,  4.500%, 6/1/18                                                                           113,658
     166,118  FNMA, Pool #974403,  4.500%, 4/1/23                                                                           175,183
     119,938  FNMA, Pool #974401,  4.500%, 4/1/23                                                                           126,062
     531,727  FNMA, Pool #983610,  5.000%, 5/1/23                                                                           565,330
     160,301  FNMA, Pool #984256,  5.000%, 6/1/23                                                                           171,033


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
TOUCHSTONE CORE BOND FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 9.3% (CONTINUED)
$    180,825  FNMA, Pool #988107,  5.000%, 8/1/23                                                                    $      192,252
     162,511  FNMA, Pool #995472,  5.000%, 11/1/23                                                                          172,781
     402,427  FNMA, Pool #AB1149,  5.000%, 6/1/40                                                                           421,756
     149,635  FNMA, Pool #995529,  5.500%, 11/1/22                                                                          162,033
     163,198  FNMA, Pool #889734,  5.500%, 6/1/37                                                                           175,021
     137,449  FNMA, Pool #995220,  6.000%, 11/1/23                                                                          150,292
      16,525  FNMA, Pool #561741,  7.500%, 1/1/31                                                                            19,169
      27,160  FNMA, Pool #535290,  8.000%, 5/1/30                                                                            31,760
      23,676  GNMA, Pool #G2 8503,  2.625%, 9/20/24 (a)                                                                      24,446
      32,924  GNMA, Ser 2003-11, Class GJ,  4.000%, 10/17/29                                                                 34,049
       4,172  GNMA, Pool #434792,  8.000%, 7/15/30                                                                            4,916
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS                                                      $    3,785,295
------------------------------------------------------------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATION -- 6.4%

   2,475,000  FNMA TBA,  4.500%, 4/25/25                                                                             $    2,593,723
------------------------------------------------------------------------------------------------------------------------------------

              ASSET-BACKED SECURITIES -- 6.3%
     426,924  Countrywide Asset-Backed Certificates, Ser 2007-S1,  Class A5,  6.018%, 11/25/36(a)                           239,521
     266,930  Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS,  Class A6,  4.970%, 9/25/33               255,763
     638,318  Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3,  Class 4A4,  5.250%, 6/25/35                604,435
     470,000  Greenwich Capital Commercial Funding Corp., Ser 2005-GG3,  Class A3,  4.569%, 8/10/42                         474,289
     465,000  Morgan Stanley Capital I, Ser 2006-HQ9,  Class A3,  5.712%, 7/12/44                                           484,984
     228,806  Residential Asset Securitization Trust, Ser 2005-A6CB,  Class A8,  5.500%, 6/25/35                             64,890
     265,440  Residential Asset Securitization Trust, Ser 2006-A1,  Class 1A3,  6.000%, 4/25/36                             206,749
     294,644  Structured Asset Securities Corp., Ser 2005-17,  Class 5A1,  5.500%, 10/25/35                                 263,066
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                                                                          $    2,593,697
------------------------------------------------------------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 0.9%

              CALIFORNIA -- 0.5%
     180,000  California St UTGO, Ser 2009, 5.950%, 4/1/16                                                                  193,027
------------------------------------------------------------------------------------------------------------------------------------

              GEORGIA -- 0.4%
     190,000  Municipal Electric Auth of Georgia Rev, Ser 2010 6.655%, 4/1/57                                               178,626
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL MUNICIPAL BONDS                                                                                  $      371,653
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         MARKET
   SHARES                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

              PREFERRED STOCKS -- 0.6%
              FINANCIALS --0.6%
       1,363  Ally Financial, Inc., 7.38%                                                                            $       32,917
       7,900  Citigroup Capital VIII, 6.95%                                                                          $      195,446
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL PREFERRED STOCKS                                                                                 $      228,363
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         MARKET
   SHARES                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

              INVESTMENT FUNDS -- 11.3%

      56,826  Invesco Liquid Assets Portfolio**                                                                              56,826
   4,564,265  Touchstone Institutional Money Market Fund^                                                                 4,564,265
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENT FUNDS                                                                                 $    4,621,091
------------------------------------------------------------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 110.4%
              (Cost $45,063,409)                                                                                     $   45,020,942

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.4%)                                                           (4,232,239)
------------------------------------------------------------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                                                                   $   40,788,703
====================================================================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2011.
+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $55,131.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
TBA -- To Be Announced
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $2,998,222 or 7.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE CORE BOND FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                                      LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
----------------------------------------------------------------------------------------------------
Corporate Bonds                               $         --  $ 12,264,551  $         --  $ 12,264,551
U.S. Treasury Obligations                               --    10,731,653            --    10,731,653
Mortgage-Backed Securities                              --     7,830,916            --     7,830,916
Investment Funds                                 4,621,091            --            --     4,621,091
U.S. Government Mortgage-Backed Obligations             --     3,785,295            --     3,785,295
U.S. Government Agency Obligation                       --     2,593,723            --     2,593,723
Asset-Backed Securities                                 --     2,593,697            --     2,593,697
Municipal Bonds                                         --       371,653            --       371,653
Preferred Stocks                                   195,446        32,917            --       228,363
----------------------------------------------------------------------------------------------------
                                                                                        $ 45,020,942

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE HIGH YIELD FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS -- 97.9%
              CONSUMER DISCRETIONARY -- 24.1%
$     12,000  Asbury Automotive Group, Inc.,  7.625%, 3/15/17                                                        $       12,240
     163,000  CCO Holdings LLC / CCO Holdings Capital Corp.,  8.125%, 4/30/20                                               177,263
     155,000  CCO Holdings LLC / CCO Holdings Capital Corp.,  7.000%, 1/15/19                                               158,875
     400,000  Cequel Communications Holdings l LLC and Cequel Capital Corp.,  144a, 8.625%, 11/15/17                        417,000
      30,000  Citadel Broadcasting Corp.,  144a, 7.750%, 12/15/18                                                            32,512
     270,000  Clear Channel Worldwide Holdings, Inc., Ser B,  9.250%, 12/15/17                                              295,987
       7,000  Clear Channel Worldwide Holdings, Inc.,  9.250%, 12/15/17                                                       7,648
     155,000  Cooper-Standard Automotive, Inc.,  8.500%, 5/1/18                                                             166,625
     315,000  CSC Holdings LLC,  8.625%, 2/15/19                                                                            360,675
     250,000  Entravision Communications Corp.,  8.750%, 8/1/17                                                             266,250
     696,000  Equinox Holdings, Inc.,  144a, 9.500%, 2/1/16                                                                 749,070
     191,000  Fisher Communications, Inc.,  8.625%, 9/15/14                                                                 196,014
     200,000  Goodyear Tire & Rubber Co.,  10.500%, 5/15/16                                                                 224,000
     160,000  Icon Health & Fitness,  144a, 11.875%, 10/15/16                                                               170,000
     132,000  Inergy LP / Inergy Finance Corp.,  144a, 7.000%, 10/1/18                                                      137,280
     470,000  Insight Communications Co., Inc.,  144a, 9.375%, 7/15/18                                                      521,700
     169,000  Intelsat Jackson Holdings SA,  144a, 7.250%, 4/1/19                                                           169,211
      50,000  Jarden Corp.,  8.000%, 5/1/16                                                                                  54,687
     139,000  Lamar Media Corp., Ser B,  6.625%, 8/15/15                                                                    141,780
      56,000  Lear Corp.,  7.875%, 3/15/18                                                                                   60,900
     331,000  Libbey Glass, Inc.,  10.000%, 2/15/15                                                                         360,790
     250,000  Meritage Homes Corp.,  6.250%, 3/15/15                                                                        251,875
     105,000  Meritage Homes Corp.,  7.150%, 4/15/20                                                                        104,869
     166,000  Navistar International Corp.,  8.250%, 11/1/21                                                                184,052
     346,000  Penske Auto Group, Inc.,  7.750%, 12/15/16                                                                    357,678
     239,000  Pinafore LLC / Pinafore, Inc.,  144a, 9.000%, 10/1/18                                                         259,315
     108,000  Pulte Group, Inc.,  6.375%, 5/15/33                                                                            87,750
      28,000  Pulte Group, Inc.,  7.875%, 6/15/32                                                                            25,830
     152,000  Quebecor Media, Inc.,  7.750%, 3/15/16                                                                        157,700
     560,000  Quebecor Media, Inc.,  7.750%, 3/15/16                                                                        581,000
     350,000  QVC, Inc.,  144a, 7.500%, 10/1/19                                                                             367,500
     129,000  Sealy Mattress Co.,  8.250%, 6/15/14                                                                          130,290
     129,000  Simmons Bedding Co.,  144a, 11.250%, 7/15/15                                                                  139,159
      71,000  Tenneco, Inc.,  6.875%, 12/15/20                                                                               73,485
     148,000  Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.,  144a, 10.625%, 9/1/17                         165,020
     250,000  Visteon Corp.,  144a, 6.750%, 4/15/19                                                                         250,000
     240,000  WMG Acquisition Corp.,  7.375%, 4/15/14+                                                                      240,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,056,630
------------------------------------------------------------------------------------------------------------------------------------

              ENERGY -- 14.0%
      31,000  Basic Energy Services, Inc.,  7.125%, 4/15/16                                                                  31,465
      58,000  Basic Energy Services, Inc.,  144a, 7.750%, 2/15/19                                                            59,740
     173,000  Chesapeake Energy Corp.,  6.500%, 8/15/17                                                                     187,056
     396,000  Chesapeake Energy Corp.,  9.500%, 2/15/15                                                                     491,040
     349,000  Coffeyville Resources LLC / Coffeyville Finance Inc.,  144a, 10.875%, 4/1/17                                  396,987
     323,000  Expro Finance Luxembourg SCA,  144a, 8.500%, 12/15/16                                                         319,770
     300,000  Exterran Holdings, Inc.,  144a, 7.250%, 12/1/18                                                               306,000
     485,000  Gibson Energy,  11.750%, 5/27/14                                                                              540,775
     644,000  Helix Energy Solutions Group, Inc.,  144a, 9.500%, 1/15/16                                                    679,420
      44,000  Hilcorp Energy I LP / Hilcorp Finance Co.,  144a, 9.000%, 6/1/16                                               46,090
     529,000  Hilcorp Energy I LP / Hilcorp Finance Co.,  144a, 7.750%, 11/1/15                                             547,515
     350,000  Holly Energy Partners LP / Holly Energy Finance Corp.,  6.250%, 3/1/15                                        348,250
      91,000  MEG Energy Corp.,  144a, 6.500%, 3/15/21                                                                       92,479
     306,000  Petrohawk Energy Corp.,  7.250%, 8/15/18                                                                      315,180
     284,000  Pioneer Drilling Co.,  9.875%, 3/15/18                                                                        305,300
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,667,067
------------------------------------------------------------------------------------------------------------------------------------

              INDUSTRIALS -- 13.8%
     264,000  Amsted Industries, Inc.,  144a, 8.125%, 3/15/18                                                               281,490
     197,000  Ashtead Capital, Inc.,  144a, 9.000%, 8/15/16                                                                 207,343
      90,000  Ashtead Holdings PLC,  144a, 8.625%, 8/1/15                                                                    93,938
      89,000  Aviation Capital Group,  144a, 6.750%, 4/6/21                                                                  89,000
     100,000  BE Aerospace, Inc.,  8.500%, 7/1/18                                                                           110,750
     150,000  Belden, Inc.,  7.000%, 3/15/17                                                                                153,563
     400,000  Cenveo Corp.,  8.875%, 2/1/18                                                                                 401,000
      12,000  General Cable Corp.,  7.125%, 4/1/17                                                                           12,375
     110,000  Griffon Corp.,  144a, 7.125%, 4/1/18                                                                          111,925
     350,000  Interface, Inc.,  144a, 7.625%, 12/1/18                                                                       364,000
     484,000  Kemet Corp.,  10.500%, 5/1/18                                                                                 545,710
     231,000  Liberty Tire Recycling,  144a, 11.000%, 10/1/16                                                               259,297
     318,000  Martin Midstream Partners LP / Martin Midstream Finance Corp.,  8.875%, 4/1/18                                337,080
     120,000  Moog, Inc.,  7.250%, 6/15/18                                                                                  127,500
     492,000  Mueller Water Products, Inc.,  7.375%, 6/1/17                                                                 480,930
      77,000  Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc,  144a, 8.125%, 2/15/19                     77,577
      88,000  RSC Equipment Rental, Inc. / RSC Holdings III LLC,  144a, 10.000%, 7/15/17                                    100,320
      93,000  Seminole Indian Tribe of Florida,  144a, 7.750%, 10/1/17                                                       98,347
     500,000  TransDigm, Inc.,  144a, 7.750%, 12/15/18                                                                      536,875
     200,000  Tutor Perini Corp.,  144a, 7.625%, 11/1/18                                                                    206,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,595,020
------------------------------------------------------------------------------------------------------------------------------------

              UTILITIES -- 11.7%
     364,000  Atlas Pipeline Partners LP,  8.750%, 6/15/18                                                                  391,300
     150,000  Calpine Corp.,  144a, 7.875%, 1/15/23                                                                         155,625
      94,000  Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,  144a, 7.750%, 4/1/19                     94,705
      79,000  Crosstex Energy,  8.875%, 2/15/18                                                                              86,110
     367,000  Enterprise Products Operating LLC,  7.000%, 6/1/67(a)                                                         364,247
     200,000  Enterprise Products Operating LLC, Ser A,  8.375%, 8/1/66(a)                                                  216,000
     300,000  Genesis Energy LP / Genesis Energy Finance Corp.,  144a, 7.875%, 12/15/18                                     303,000
      51,000  GenOn Energy, Inc.,  7.625%, 6/15/14                                                                           52,785
     350,000  Intergen NV,  144a, 9.000%, 6/30/17                                                                           377,125
     166,000  MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,  6.750%, 11/1/20                                 170,150
      85,000  North American Energy,  144a, 10.875%, 6/1/16                                                                  95,200
     215,000  PNM Resources, Inc.,  9.250%, 5/15/15                                                                         242,950

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE HIGH YIELD FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                               MARKET
   AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS -- 97.9% (CONTINUED)
$    104,000  Puget Sound Energy, Inc., Ser A,  6.974%, 6/1/67(a)                                                    $      101,427
     250,000  Regency Energy Partners LP / Regency Energy Finance Corp.,  9.375%, 6/1/16                                    284,375
     492,000  Sabine Pass LNG LP,  7.250%, 11/30/13                                                                         503,070
       9,000  Targa Resources Partners,  8.250%, 7/1/16                                                                       9,473
     479,000  Targa Resources Partners,  144a, 6.875%, 2/1/21                                                               474,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,921,752
------------------------------------------------------------------------------------------------------------------------------------

              TELECOMMUNICATION SERVICES -- 10.7%
     248,000  Cincinnati Bell, Inc.,  8.375%, 10/15/20                                                                      243,660
     142,000  Cincinnati Bell, Inc.,  8.250%, 10/15/17                                                                      143,065
     330,000  Cricket Communications, Inc.,  7.750%, 5/15/16                                                                350,625
     364,000  Frontier Communications Corp.,  8.500%, 4/15/20                                                               394,485
     114,000  MetroPCS Wireless, Inc.,  7.875%, 9/1/18                                                                      121,980
     260,000  NII Capital Corp.,  7.625%, 4/1/21                                                                            265,850
     145,000  NII Capital Corp.,  8.875%, 12/15/19                                                                          159,500
     255,000  PAETEC Holding Corp.,  8.875%, 6/30/17                                                                        274,763
     150,000  Qwest Communications International, Inc.,  7.125%, 4/1/18                                                     161,812
      74,000  Sprint Capital Corp.,  6.875%, 11/15/28                                                                        68,265
      41,000  TW Telecom Holdings, Inc.,  8.000%, 3/1/18                                                                     44,229
     390,000  Virgin Media Finance PLC, Ser 1,  9.500%, 8/15/16                                                             443,625
     279,000  West Corp.,  144a, 8.625%, 10/1/18                                                                            293,647
     231,000  Wind Acquisition Finance SA,  144a, 11.750%, 7/15/17                                                          265,650
     229,000  Windstream Corp.,  7.875%, 11/1/17                                                                            245,603
     114,000  Windstream Corp.,  144a, 7.500%, 4/1/23                                                                       112,290
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,589,049
------------------------------------------------------------------------------------------------------------------------------------

              HEALTH CARE -- 8.0%
     352,000  Accellent, Inc.,  8.375%, 2/1/17                                                                              377,520
     200,000  Apria Healthcare Group, Inc.,  11.250%, 11/1/14                                                               215,500
     451,000  Capella Healthcare, Inc.,  144a, 9.250%, 7/1/17                                                               480,315
      45,000  IASIS Healthcare,  8.750%, 6/15/14                                                                             45,956
     500,000  NBTY, Inc.,  144a, 9.000%, 10/1/18                                                                            542,500
      32,000  Omnicare, Inc.,  7.750%, 6/1/20                                                                                33,920
     300,000  Res-Care, Inc.,  144a, 10.750%, 1/15/19                                                                       326,250
     150,000  STHI Holding Corp.,  144a, 8.000%, 3/15/18                                                                    155,250
     290,000  Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding,  10.250%, 12/1/17                297,975
     208,000  Universal Hospital Services, Inc.,  3.834%, 6/1/15(a)                                                         201,760
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,676,946
------------------------------------------------------------------------------------------------------------------------------------

              FINANCIALS -- 5.7%
      74,000  CIT Group, Inc.,  7.000%, 5/1/17                                                                               74,093
     148,000  CIT Group, Inc.,  7.000%, 5/1/16                                                                              148,185
     107,000  Credit Acceptance Corp.,  9.125%, 2/1/17                                                                      115,694
     238,000  Equinix, Inc.,  8.125%, 3/1/18                                                                                257,635
      95,000  Holly Energy Partners LP / Holly Energy Finance Corp.,  144a, 8.250%, 3/15/18                                 101,175
     113,000  Liberty Mutual Group, Inc.,  144a, 10.750%, 6/15/58(a)                                                        146,900
     126,000  Lyondell Chemical Co.,  144a, 8.000%, 11/1/17                                                                 138,915
     500,000  MetLife, Inc.,  10.750%, 8/1/39                                                                               690,000
     178,000  Omega Healthcare Investors, Inc.,  144a, 6.750%, 10/15/22                                                     181,782
      60,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,  144a, 7.750%, 10/15/16                               63,450
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,917,829
------------------------------------------------------------------------------------------------------------------------------------

              MATERIALS -- 5.4%
      91,000  AK Steel Corp.,  7.625%, 5/15/20                                                                               92,820
     162,000  Aleris International, Inc.,  144a, 7.625%, 2/15/18                                                            162,405
      61,000  BWAY Holding Co.,  144a, 10.000%, 6/15/18                                                                      67,100
     228,000  Cascades, Inc.,  7.750%, 12/15/17                                                                             240,825
     202,000  Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.,  8.500%, 12/15/19                          223,715
      66,000  Consol Energy, Inc.,  8.000%, 4/1/17                                                                           72,270
      66,000  Consol Energy, Inc.,  8.250%, 4/1/20                                                                           73,178
     275,000  JMC Steel Group,  144a, 8.250%, 3/15/18                                                                       281,187
     184,000  Koppers, Inc.,  7.875%, 12/1/19                                                                               199,640
      75,000  Novelis, Inc.,  144a, 8.375%, 12/15/17                                                                         81,188
     145,000  Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,  8.250%, 4/15/18                   155,150
      53,000  PolyOne Corp.,  7.375%, 9/15/20                                                                                55,783
      81,000  US Concrete, Inc.,  144a, 9.500%, 8/31/15                                                                     102,667
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,807,928
------------------------------------------------------------------------------------------------------------------------------------

              CONSUMER STAPLES -- 2.3%
     187,000  BI-LO LLC / BI-LO Finance Corp.,  144a, 9.250%, 2/15/19                                                       193,779
     159,000  Blue Merger Sub, Inc.,  144a, 7.625%, 2/15/19                                                                 161,186
     119,000  Central Garden and Pet Co.,  8.250%, 3/1/18                                                                   124,652
     250,000  Ingles Markets, Inc.,  8.875%, 5/15/17                                                                        268,438
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            748,055
------------------------------------------------------------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY -- 2.2%
     124,000  CommScope, Inc.,  144a, 8.250%, 1/15/19                                                                       129,580
      15,000  First Data Corp.,  9.875%, 9/24/15                                                                             15,375
      67,000  First Data Corp.,  144a, 8.250%, 1/15/21                                                                       66,832
      67,000  First Data Corp.,  144a, 12.625%, 1/15/21                                                                      72,695
     427,000  Viasat, Inc.,  8.875%, 9/15/16                                                                                457,424
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            741,906
------------------------------------------------------------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                                                                  $   32,722,182
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         MARKET
   SHARES                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

              PREFERRED STOCK --0.7%
              FINANCIALS --0.7%
       9,685  Ally Financial, Inc., 7.38%                                                                            $      233,893
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         MARKET
   SHARES                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

              INVESTMENT FUNDS -- 1.9%

     106,000  Invesco Liquid Assets Portfolio**                                                                             106,000
     533,276  Touchstone Institutional Money Market Fund^                                                                   533,276
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENT FUNDS                                                                                 $      639,276
------------------------------------------------------------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 100.5%
              (Cost $31,485,268)                                                                                     $   33,595,351

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                                                              (164,770)
------------------------------------------------------------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                                                                   $   33,430,581
====================================================================================================================================

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE HIGH YIELD FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $100,250.
(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2011.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $13,878,488 or 41.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Corporate Bonds          $         --  $ 32,722,182  $         --  $ 32,722,182
Investment Funds              639,276            --            --       639,276
Preferred Stock                    --       233,893            --       233,893
--------------------------------------------------------------------------------
                                                                   $ 33,595,351

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.7%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.1%
Broadcom Corp. - Class A*                                11,780    $    463,896
Fiserv, Inc.*                                             8,030         503,642
Google, Inc. - Class A*                                   2,010       1,178,282
Hewlett-Packard Co.                                      10,467         428,833
Intel Corp.                                              33,056         666,739
International Business Machines Corp.                     6,500       1,059,955
Microsoft Corp.                                          30,900         783,624
Oracle Corp.                                             39,299       1,311,408
QUALCOMM, Inc.                                           21,935       1,202,696
TE Connectivity Ltd.                                     31,500       1,096,830
Xilinx, Inc.                                             29,670         973,176
--------------------------------------------------------------------------------
                                                                      9,669,081
--------------------------------------------------------------------------------

ENERGY -- 14.5%
Chevron Corp.                                            12,736       1,368,228
ConocoPhillips                                           15,510       1,238,629
Ensco PLC ADR                                            16,974         981,776
Marathon Oil Corp.                                       20,894       1,113,859
Noble Corp.                                              25,240       1,151,449
Pride International, Inc.*                               25,740       1,105,533
--------------------------------------------------------------------------------
                                                                      6,959,474
--------------------------------------------------------------------------------

INDUSTRIALS -- 14.3%
Danaher Corp.                                            16,208         841,195
Eaton Corp.                                              15,400         853,776
Emerson Electric Co.                                     15,920         930,206
Honeywell International, Inc.                             9,572         571,544
Illinois Tool Works, Inc.                                17,375         933,385
Union Pacific Corp.                                      12,544       1,233,452
United Technologies Corp.                                17,631       1,492,464
--------------------------------------------------------------------------------
                                                                      6,856,022
--------------------------------------------------------------------------------

FINANCIALS -- 12.6%
Aflac, Inc.                                              26,910       1,420,310
Allstate Corp.                                           24,922         792,021
American Express Co.                                     20,406         922,351
MetLife, Inc.                                            18,550         829,742
NYSE Euronext                                            27,000         949,590
State Street Corp.                                       25,200       1,132,488
--------------------------------------------------------------------------------
                                                                      6,046,502
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.2%
Genuine Parts Co.                                        10,080         540,691
Home Depot, Inc.                                         13,190         488,821
Honda Motor Co. Ltd. ADR                                 18,977         711,827
McDonald's Corp.                                         15,455       1,175,971
Ross Stores, Inc.                                        14,410       1,024,839
Target Corp.                                             13,766         688,438
Yum! Brands, Inc.                                        14,410         740,386
--------------------------------------------------------------------------------
                                                                      5,370,973
--------------------------------------------------------------------------------

HEALTH CARE -- 11.0%
Bristol-Myers Squibb Co.                                 21,940         579,874
Express Scripts, Inc.*                                    8,790         488,812
Laboratory Corp. of America Holdings*                     5,397         497,226
McKesson Corp.                                           13,688       1,082,037
Novartis AG ADR+                                         18,095         983,463
Teva Pharmaceutical Industries Ltd. ADR                  10,890         546,351
UnitedHealth Group, Inc.                                 24,980       1,129,096
--------------------------------------------------------------------------------
                                                                      5,306,859
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.6%
Altria Group, Inc.                                       27,547         717,049
PepsiCo, Inc.                                            12,080         778,073
Philip Morris International, Inc.                        25,337       1,662,867
--------------------------------------------------------------------------------
                                                                      3,157,989
--------------------------------------------------------------------------------

MATERIALS -- 3.6%
BHP Billiton Ltd. ADR+                                    5,790         555,145
Praxair, Inc.                                            11,319       1,150,011
--------------------------------------------------------------------------------
                                                                      1,705,156
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc.                                               17,293         529,166
Vodafone Group PLC ADR                                   25,140         722,775
--------------------------------------------------------------------------------
                                                                      1,251,941
--------------------------------------------------------------------------------

UTILITIES -- 2.2%
Dominion Resources, Inc.                                 23,919       1,069,179
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 47,393,176
--------------------------------------------------------------------------------

INVESTMENT FUNDS --4.6%
   Invesco Liquid Assets Portfolio**                  1,515,538       1,515,538
   Touchstone Institutional Money Market Fund^          698,715         698,715
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  2,214,253
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.3%                              $ 49,607,429
(Cost $39,401,476)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.3%)                      (1,583,334)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 48,024,095
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $1,488,220.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Common Stocks             $ 47,393,176  $         -- $         --  $ 47,393,176
Investment Funds             2,214,253            --           --     2,214,253
--------------------------------------------------------------------------------
                                                                   $ 49,607,429


See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE MID CAP GROWTH FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.8%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 24.2%
Alliance Data Systems Corp.*+                             6,550    $    562,580
ASML Holding NV*                                          9,500         422,750
Autodesk, Inc.*                                          15,200         670,472
Avago Technologies Ltd.                                  18,420         572,862
BMC Software, Inc.*                                       8,150         405,381
Brocade Communications Systems, Inc.*                    45,100         277,365
Gartner, Inc.*                                           13,500         562,545
Longtop Financial Technologies Ltd. ADR*+                16,700         524,714
LSI Corp.*                                               82,200         558,960
NICE Systems Ltd. ADR*                                   16,500         609,510
ON Semiconductor Corp.*                                  67,000         661,290
Red Hat, Inc.*                                           12,450         565,105
Salesforce.com, Inc.*                                     4,390         586,416
--------------------------------------------------------------------------------
                                                                      6,979,950
--------------------------------------------------------------------------------

INDUSTRIALS -- 14.3%
AMETEK, Inc.                                             11,200         491,344
Cooper Industries PLC                                     9,650         626,285
Delta Air Lines, Inc.*                                   23,500         230,300
Dover Corp.                                               9,500         624,530
IDEX Corp.                                               13,500         589,275
MSC Industrial Direct Co. - Class A                       6,300         431,361
Precision Castparts Corp.                                 3,610         531,320
Roper Industries, Inc.                                    6,750         583,605
--------------------------------------------------------------------------------
                                                                      4,108,020
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
Coach, Inc.                                              11,350         590,654
Discovery Communications, Inc. - Class A*                 9,450         377,055
Lear Corp.                                               16,780         820,039
New Oriental Education & Technology Group ADR*            4,210         421,295
Nordstrom, Inc.+                                          9,300         417,384
Penn National Gaming, Inc.*                              15,300         567,018
Priceline.com, Inc.*                                      1,335         676,097
--------------------------------------------------------------------------------
                                                                      3,869,542
--------------------------------------------------------------------------------

MATERIALS -- 11.2%
Albemarle Corp.                                           7,200         430,344
Crown Holdings, Inc.*                                    18,570         716,431
Ecolab, Inc.                                              8,600         438,772
Greif, Inc. - Class A                                     8,800         575,608
Scotts Miracle-Gro Co. (The) - Class A                    7,000         404,950
Solutia, Inc.*                                           26,150         664,210
--------------------------------------------------------------------------------
                                                                      3,230,315
--------------------------------------------------------------------------------

HEALTH CARE -- 11.2%
CareFusion Corp.*                                        20,350         573,870
Dendreon Corp.*                                           9,300         348,099
Life Technologies Corp.*                                  8,050         421,981
Mettler-Toledo International, Inc.*                       3,580         615,760
United Therapeutics Corp.*                                6,300         422,226
Vertex Pharmaceuticals, Inc.*                             9,550         457,731
Warner Chilcott PLC - Class A                            16,600         386,448
--------------------------------------------------------------------------------
                                                                      3,226,115
--------------------------------------------------------------------------------

ENERGY -- 11.0%
CONSOL Energy, Inc.                                      11,850         635,516
Denbury Resources, Inc.*                                 27,115         661,606
Massey Energy Co.                                         8,750         598,150
Tesoro Corp.*                                            18,950         508,428
Weatherford International Ltd.*                          33,550         758,230
--------------------------------------------------------------------------------
                                                                      3,161,930
--------------------------------------------------------------------------------

FINANCIALS -- 6.9%
Ameriprise Financial, Inc.                                9,000         549,720
Discover Financial Services                              25,500         615,060
IntercontinentalExchange, Inc.*                           3,300         407,682
Lincoln National Corp.                                   14,100         423,564
--------------------------------------------------------------------------------
                                                                      1,996,026
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.8%
Green Mountain Coffee Roasters, Inc.*+                    8,000         516,880
Ralcorp Holdings, Inc.*                                   8,450         578,233
--------------------------------------------------------------------------------
                                                                      1,095,113
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.8%
NII Holdings, Inc.*                                      12,600         525,042
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 28,192,053
--------------------------------------------------------------------------------

INVESTMENT FUNDS --10.0%
Invesco Liquid Assets Portfolio**                     2,032,002       2,032,002
Touchstone Institutional Money Market Fund^             841,310         841,311
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  2,873,313
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.8%                              $ 31,065,366
(Cost $26,147,146)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.8%)                      (2,244,223)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 28,821,143
================================================================================


+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $2,001,299.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                           VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks         $ 28,192,053   $         --   $         --   $ 28,192,053
Investment Funds         2,873,313             --             --      2,873,313
--------------------------------------------------------------------------------
                                                                   $ 31,065,366

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE MONEY MARKET FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                          INTEREST           MATURITY
    AMOUNT                                                                             RATE               DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 5.8%
$    500,000  Toyota Motor Credit Corp. MTN (a)                                        0.34              4/1/11        $    500,000
     300,000  Procter & Gamble International Funding SCA                               1.35             8/26/11             301,318
     300,000  Mercantile Safe Deposit & Trust Co.                                      5.70            11/15/11             308,654
     269,000  Credit Suisse USA, Inc.                                                  6.50             1/15/12             281,350
     700,000  General Electric Capital Corp.                                           5.88             2/15/12             731,289
     356,000  National Rural Utilities Cooperative Finance Corp. MTN                   7.25              3/1/12             377,236
     200,000  Bank of America Corp.                                                    6.25             4/15/12             211,128
------------------------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                                                                  $  2,710,975
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS -- 12.7%
     450,000  KY Asset / Liability Comm Gnrl Fd Rev Ser 2010                           0.84              4/1/11             450,000
     750,000  Hamilton Co IN Redev Dist BANS Ser 2010                                  0.75             7/15/11             749,999
     300,000  Hamilton Southeastern IN Con Sch Bld Corp UTGO BANS Ser 2010             1.25             7/15/11             300,000
     710,000  Bristol CT UTGO BANS Ser 2010                                            1.25              8/1/11             710,966
     300,000  Butler Co OH BANS (Fiber Optic Impt)                                     1.50              8/4/11             300,000
     500,000  Union Twp OH BANS Ser 2010                                               1.25             9/13/11             501,120
     400,000  Metrowest MA Regl Tran Auth RANS Ser 2010                                1.50             9/29/11             400,981
     600,000  American Municipal Power-Ohio, Inc. UTGO BANS Ser 2010                   1.50            10/27/11             601,723
     100,000  MA Water Resources Auth Rev Ser 1995 B                                   6.25             12/1/11             103,687
     300,000  Marshfield WI Electric Rev BANS Ser 2010                                 2.00             12/1/11             302,392
     700,000  Ramapo NY GO BANS Ser 2010                                               2.00            12/13/11             703,633
     370,000  Mason OH EDR Ser 2011                                                    1.75              2/1/12             371,683
     200,000  New Bedford MA LTGO BANS Ser 2011                                        1.95             2/10/12             200,765
     250,000  Franklin Co OH Spl Obl Rev Ser 2011                                      1.10              3/9/12             250,463
------------------------------------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS                                                                                                  $  5,947,412
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.5%
   3,366,000  Overseas Private Investment Corp.                                        0.24              4/7/11           3,366,000
   1,824,561  Overseas Private Investment Corp. Ser A                                  0.24              4/7/11           1,824,561
   1,434,861  Overseas Private Investment Corp.                                        0.24              4/7/11           1,434,861
   1,248,550  Overseas Private Investment Corp.                                        0.24              4/7/11           1,248,550
     800,000  Overseas Private Investment Corp. Ser 2                                  0.22              4/7/11             800,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                               $  8,673,972
------------------------------------------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES -- 62.9%(A)
   1,100,000  Allen Co OH Hosp Facs Rev Ser 2010
                (LOC: Bank of Nova Scotia)                                             0.21              4/1/11           1,100,000
     900,000  Cuyahoga Co OH Rev (Cleveland Clinic)
                Ser 2004 B1  (SPA: JP Morgan Chase Bank)                               0.15              4/1/11             900,000
     500,000  Jacksonville Health Facs Auth Rev Ser 2007
                (LOC: Bank of America NA)                                              0.25              4/1/11             500,000
     800,000  OH St Higher Edl Facs Rev Ser 2008 Class B-2
                (LOC: Bank of America NA)                                              0.19              4/1/11             800,000
     600,000  OH St Wtr Dev Auth PCR Ser 2006
                (LOC: Barclays Bank PLC)                                               0.19              4/1/11             600,000
   1,200,000  Sarasota Co FL Pub Hosp Dist Rev Ser 2008
                (LOC: Northern Trust Co)                                               0.20              4/1/11           1,200,000
   1,000,000  Univ of Toledo OH Gnrl Rcpts Ser 2008 B                                  0.24              4/1/11           1,000,000
   1,500,000  VT Edl & Hlth Bldgs Fin Agy Rev Ser 2007
                Class A  (LOC: TD Bank NA)                                             0.22              4/1/11           1,500,000
     960,000  486 Lesser Street LLC  (LOC: Comerica Bank)                              0.63              4/7/11             960,000
     780,000  Agra Enterprises LLC Ser 2004  (LOC: US Bank NA)                         0.60              4/7/11             780,000
     200,000  Alameda Co IDA Rev Ser 2005 B  (LOC: Comerica Bank)                      0.39              4/7/11             200,000
     545,000  Butler Co OH Cap Fdg Rev (CCAO Low Cost) Ser 2005 B
                (LOC: US Bank NA)                                                      0.47              4/7/11             545,000
     455,000  CA Infra & Econ Dev Bk Rev Ser 2008 B
                (LOC: Comerica Bank)                                                   0.69              4/7/11             455,000
   1,485,000  CA St Enterprise Dev Auth IDR (Tri-Tool Inc) Ser
                2007 B (LOC: Comerica Bank)                                            0.69              4/7/11           1,485,000
     190,000  CA Statewide CDA MFH (Sunrise Fresno) Ser
                2000 B  (LOC: FNMA)                                                    0.30              4/7/11             190,000
     250,000  Chattanooga TN Hlth Edl & Hsg Fac Bd MFH (Windridgde)
                Ser 2003 B  (LOC: FNMA)                                                0.40              4/7/11             250,000
     435,000  Diaz-Upton LLC  (LOC: State Street Bank)                                 0.36              4/7/11             435,000

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE MONEY MARKET FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                          INTEREST           MATURITY
    AMOUNT                                                                             RATE               DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
$  1,490,000  Driftwood Landing Corp. Ser 2002
                (LOC: National City Bank)                                              0.31              4/7/11        $  1,490,000
     297,000  Fitch Denney Funeral Home
                (LOC: FHLB)                                                            0.41              4/7/11             297,000
      55,000  FL St Hsg Fin Corp. MFH (Avalon Reserve) Ser 2003
                (LOC: FNMA)                                                            0.38              4/7/11              55,000
     480,000  IL Fin Auth (Community Action) Rev Ser 2008 B
                (LOC: Harris NA)                                                       0.53              4/7/11             480,000
     390,000  JL Capital One LLC Ser 2002  (LOC: Wells Fargo Bank NA)                  0.36              4/7/11             390,000
     500,000  Labcon NA Ser 2010                                                       0.36              4/7/11             500,000
     395,000  Lake Oswego OR Redev Agy Rev Ser 2005 Class B
                (LOC: Wells Fargo Bank NA)                                             0.36              4/7/11             395,000
   2,000,000  Lavonia O Frick Family Trust Ser 2006  (LOC: FHLB)                       0.31              4/7/11           2,000,000
     240,000  Maricopa Co AZ IDA Hsg Rev Ser 2004 A  (LOC: FNMA)                       0.33              4/7/11             240,000
   1,235,000  Mequon WI IDR (Gateway Plastics) Ser 2001
                (LOC: Bank One)                                                        0.41              4/7/11           1,235,000
   1,000,000  Miarko, Inc.  (LOC: PNC Bank NA)                                         0.31              4/7/11           1,000,000
     955,000  Mill Street Village LLC  (LOC: FHLB)                                     0.41              4/7/11             955,000
   1,150,000  NJ Economic Dev Auth Rev (Cascade Corp) Ser 2008 C
                (LOC: Bank of America NA)                                              0.43              4/7/11           1,150,000
     700,000  NY St Hsg Fin Agy Rev Ser 2005 B  (LOC: FHLMC)                           0.25              4/7/11             700,000
   1,515,000  Phoenix AZ Realty MFH Rev Ser 1999
                (LOC: Northern Trust Co)                                               0.43              4/7/11           1,515,000
     345,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
                Ser 2002  (LOC: FNMA)                                                  0.25              4/7/11             345,000
     100,000  Simi Valley CA MFH Rev (Parker Ranch) Ser 2002
                (LOC: FNMA)                                                            0.26              4/7/11             100,000
   1,000,000  Springfield MO IDA Rev Ser 2010 D  (LOC: Guaranty Bank)                  0.37              4/7/11           1,000,000
     430,000  St Paul MN Port Auth Dist Heating Rev Ser 2009
                (LOC: Deutsche Bank AG)                                                0.26              4/7/11             430,000
      55,000  Suffolk Co NY IDA Civic Fac Rev (Hampton Day School)
                Ser 2001 B  (LOC: JP Morgan Chase Bank)                                0.49              4/7/11              55,000
   1,164,000  WAI Enterprises LLC Ser 2004  (LOC: FHLB)                                0.60              4/7/11           1,164,000
   1,200,000  Chatom AL IDB Gulf Opp Zone Ser 2008
                (SPA: National Rural Utilities Finance)                                0.83             5/16/11           1,200,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND NOTES                                                                                       $ 29,596,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $46,928,359)                                                                                                     $ 46,928,359

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                                48,639
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                                   $ 46,976,998
------------------------------------------------------------------------------------------------------------------------------------

(a) Variable rate security - Interest rate represents the current rate in effect as of March 31, 2011. Maturity date represents the next interest rate reset date.


PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
CCAO -- County Commissioner's Association of Ohio
CDA -- Communities Development Authority
EDR -- Economic Development Revenue
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
GO -- General Obligation
IDA -- Industrial Development Authority/Agency
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
MTN -- Medium Term Note
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
RANS -- Revenue Anticipation Notes
SPA -- Stand-by Purchase Agreement
UTGO -- Unlimited Tax General Obligation

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE MONEY MARKET FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                                 LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
---------------------------------------------------------------------------------------------------
Variable Rate Demand Notes               $         --   $ 29,596,000   $         --   $ 29,596,000
U.S. Government Agency Obligations                 --      8,673,972             --      8,673,972
Municipal Bonds                                    --      5,947,412             --      5,947,412
Corporate Bonds                                    --      2,710,975             --      2,710,975
---------------------------------------------------------------------------------------------------
                                                                                      $ 46,928,359

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 95.6%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 40.5%
Bank of New York Mellon Corp.                            81,758    $  2,442,111
Brookfield Asset Management, Inc. - Class A              67,237       2,182,513
Capital Southwest Corp.                                   4,173         381,955
Cheung Kong Holdings Ltd.                               202,000       3,292,850
Forest City Enterprises, Inc. - Class A*                 67,500       1,271,025
Hang Lung Group Ltd.                                    147,000         909,945
Henderson Land Development Co. Ltd.                     450,720       3,123,179
Investment Technology Group, Inc.*                       48,523         882,633
Investor AB - Class A                                   140,000       3,318,177
KeyCorp                                                  45,000         399,600
Westwood Holdings Group, Inc.                            32,297       1,299,954
Wheelock & Co. Ltd.                                     498,000       1,869,449
--------------------------------------------------------------------------------
                                                                     21,373,391
--------------------------------------------------------------------------------

ENERGY -- 19.7%
Bristow Group, Inc.*                                     31,155       1,473,632
Bronco Drilling Co., Inc.*                              108,658       1,227,835
Cenovus Energy, Inc.                                     49,400       1,945,372
EnCana Corp.                                             49,400       1,705,782
Nabors Industries Ltd.*                                  20,000         607,600
Pioneer Drilling Co.*                                   131,359       1,812,754
Tidewater, Inc.                                          27,000       1,615,950
--------------------------------------------------------------------------------
                                                                     10,388,925
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.8%
AVX Corp.                                               104,000       1,550,640
Broadridge Financial Solutions, Inc.                     20,000         453,800
Electronics for Imaging, Inc.*                           62,600         920,846
Lexmark International, Inc. - Class A*                   21,600         800,064
Sycamore Networks, Inc.                                  52,341       1,278,691
Synopsys, Inc.*                                          26,700         738,255
Tellabs, Inc.                                           198,450       1,039,878
--------------------------------------------------------------------------------
                                                                      6,782,174
--------------------------------------------------------------------------------

MATERIALS -- 12.4%
Canfor Corp.*                                            58,800         897,617
Lanxess AG                                               10,700         800,358
P.H. Glatfelter Co.                                      49,187         655,171
POSCO ADR                                                22,300       2,548,667
Westlake Chemical Corp.+                                 28,780       1,617,436
--------------------------------------------------------------------------------
                                                                      6,519,249
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.2%
Madison Square Garden, Inc. - Class A*                   15,000         404,850
MDC Holdings, Inc.                                       12,210         309,524
Skyline Corp.                                            20,123         403,466
Superior Industries International, Inc.                  33,733         864,914
Toyota Industries Corp.                                  95,000       2,873,527
--------------------------------------------------------------------------------
                                                                      4,856,281
--------------------------------------------------------------------------------

HEALTH CARE -- 1.0%
Sanofi-Aventis SA                                         7,500         525,870
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 50,445,890
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.5%
Invesco Liquid Assets Portfolio**                       558,110         558,110
Touchstone Institutional Money Market Fund^           2,326,084       2,326,084
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  2,884,194
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.1%                              $ 53,330,084
(Cost $35,716,895)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                        (593,504)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 52,736,580
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $550,760.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

        VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks         $ 50,445,890   $         --   $         --   $ 50,445,890
Investment Funds         2,884,194             --             --      2,884,194
--------------------------------------------------------------------------------
                                                                   $ 53,330,084

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                                                                                Value

EXCHANGE TRADED FUNDS -- 98.5%
      33,330  iShares Barclays Aggregate Bond Fund                                                                   $    3,503,983
      63,900  iShares MSCI EAFE Index Fund                                                                                3,839,751
      71,720  iShares S&P 500 Growth Index Fund                                                                           4,927,164
      11,740  iShares S&P 500 Index Fund/US+                                                                              1,561,538
      48,870  iShares S&P 500 Value Index Fund+                                                                           3,093,960
       9,820  iShares S&P MidCap 400 Growth Index Fund                                                                    1,083,637
       9,360  iShares S&P MidCap 400/BARRA Value Index Fund+                                                                806,832
       2,610  iShares S&P SmallCap 600 Value Index Fund+                                                                    198,934
       2,710  iShares S&P SmallCap 600/BARRA Growth Index Fund+                                                             214,144
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                                                          $   19,229,943
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 14.7%
   2,692,086  Invesco Liquid Assets Portfolio**                                                                           2,692,086
     183,768  Touchstone Institutional Money Market Fund^                                                                   183,768
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                                                               $    2,875,854
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 113.2%                                                                                $   22,105,797
(COST $18,561,032)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.2%)                                                                         (2,576,141)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                                                 $   19,529,656
------------------------------------------------------------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $2,637,229.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Exchange Traded
  Funds               $ 19,229,943   $         --   $         --   $ 19,229,943
Investment Funds         2,875,854             --             --      2,875,854
--------------------------------------------------------------------------------
                                                                   $ 22,105,797

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                                                                                Value

EXCHANGE TRADED FUNDS -- 98.5%
      34,600  iShares Barclays 1-3 Year Treasury Bond Fund+                                                          $    2,897,750
     112,360  iShares Barclays Aggregate Bond Fund                                                                       11,812,407
      36,980  iShares MSCI EAFE Index Fund                                                                                2,222,128
      40,370  iShares S&P 500 Growth Index Fund                                                                           2,773,419
       3,790  iShares S&P 500 Index Fund/US+                                                                                504,108
      27,170  iShares S&P 500 Value Index Fund                                                                            1,720,133
       5,040  iShares S&P MidCap 400 Growth Index Fund                                                                      556,164
       5,950  iShares S&P MidCap 400/BARRA Value Index Fund+                                                                512,890
       3,300  iShares S&P SmallCap 600 Value Index Fund+                                                                    251,526
       3,460  iShares S&P SmallCap 600/BARRA Growth Index Fund+                                                             273,409
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                                                          $   23,523,934
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.6%
   3,564,228  Invesco Liquid Assets Portfolio**                                                                           3,564,228
     396,369  Touchstone Institutional Money Market Fund^                                                                   396,369
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                                                               $    3,960,597
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.1%                                                                                $   27,484,531
(COST $24,692,888)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.1%)                                                                         (3,599,193)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                                                 $   23,885,338
------------------------------------------------------------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $3,494,049.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Exchange Traded
  Funds               $ 23,523,934   $         --   $         --   $ 23,523,934
Investment Funds         3,960,597             --             --      3,960,597
--------------------------------------------------------------------------------
                                                                   $ 27,484,531

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE ENHANCED ETF FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                                                                                Value

EXCHANGE TRADED FUNDS -- 97.8%
      26,200  iShares Barclays Aggregate Bond Fund                                                                   $    2,754,406
      49,620  iShares MSCI EAFE Index Fund                                                                                2,981,666
      45,080  iShares S&P 500 Growth Index Fund+                                                                          3,096,996
       6,880  iShares S&P 500 Value Index Fund+                                                                             435,573
      30,730  iShares S&P MidCap 400 Growth Index Fund                                                                    3,391,055
       5,230  iShares S&P MidCap 400/BARRA Value Index Fund+                                                                450,826
       5,920  iShares S&P SmallCap 600 Value Index Fund+                                                                    451,222
       5,840  iShares S&P SmallCap 600/BARRA Growth Index Fund+                                                             461,477
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                                                          $   14,023,221
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.6%
   1,998,756  Invesco Liquid Assets Portfolio**                                                                           1,998,756
     387,783  Touchstone Institutional Money Market Fund^                                                                   387,783
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                                                               $    2,386,539
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.4%                                                                                $   16,409,760
(COST $14,312,246)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.4%)                                                                         (2,062,893)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                                                 $   14,346,867
------------------------------------------------------------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $1,946,800.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.




OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Exchange Traded
  Funds               $ 14,023,221   $         --   $         --   $ 14,023,221
Investment Funds         2,386,539             --             --      2,386,539
--------------------------------------------------------------------------------
                                                                  $  16,409,760

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TOUCHSTONE MODERATE ETF FUND - MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                                                                                Value

EXCHANGE TRADED FUNDS -- 92.1%
     176,020  iShares Barclays Aggregate Bond Fund                                                                   $   18,504,983
     126,570  iShares MSCI EAFE Index Fund                                                                                7,605,591
     143,320  iShares S&P 500 Growth Index Fund                                                                           9,846,084
      19,170  iShares S&P 500 Index Fund/US+                                                                              2,549,802
      95,410  iShares S&P 500 Value Index Fund+                                                                           6,040,407
      20,700  iShares S&P MidCap 400 Growth Index Fund                                                                    2,284,245
      18,300  iShares S&P MidCap 400/BARRA Value Index Fund+                                                              1,577,460
       6,740  iShares S&P SmallCap 600 Value Index Fund+                                                                    513,723
       7,110  iShares S&P SmallCap 600/BARRA Growth Index Fund+                                                             561,832
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                                                          $   49,484,127
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 26.4%
   9,922,109  Invesco Liquid Assets Portfolio**                                                                           9,922,109
   4,265,678  Touchstone Institutional Money Market Fund^                                                                 4,265,678
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                                                               $   14,187,787
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.5%                                                                                $   63,671,914
(COST $57,846,399)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.5%)                                                                         (9,928,833)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                                                 $   53,743,081
------------------------------------------------------------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $9,706,516.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.




OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Exchange Traded
  Funds               $ 49,484,127   $         --   $         --   $ 49,484,127
Investment Funds        14,187,787             --             --     14,187,787
--------------------------------------------------------------------------------
                                                                   $ 63,671,914

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

The Funds have adopted Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of March 31, 2011.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle. As of March 31, 2011, the following Funds loaned securities and received collateral as follows:

Fund                                Securities Loaned       Collateral Received
--------------------------------------------------------------------------------
Baron Small Cap Growth Fund                $4,585,953                $4,656,507
Core Bond Fund                                 55,131                    56,826
High Yield Fund                               100,250                   106,000
Large Cap Core Equity Fund                  1,488,220                 1,515,538
Mid Cap Growth Fund                         2,001,299                 2,032,002
Third Avenue Value Fund                       550,760                   558,110
Aggressive ETF Fund                         2,637,229                 2,692,086
Conservative ETF Fund                       3,494,049                 3,564,228
Enhanced ETF Fund                           1,946,800                 1,998,756
Moderate ETF Fund                           9,706,516                 9,922,109

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST - NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SECURITIES TRANSACTIONS -- Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income from securities is recognized on the ex-dividend date net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable.

FEDERAL TAX INFORMATION -- As of March 31, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                        Net
                                                                       Gross           Gross         Unrealized
                                                     Federal         Unrealized      Unrealized     Appreciation
                                                     Tax Cost       Appreciation    Depreciation   (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund            $  18,174,776     $ 12,132,487    $   (107,316)   $ 12,025,171
Touchstone Core Bond Fund                         $  45,077,071     $    972,864    $ (1,028,993)   $    (56,129)
Touchstone High Yield Fund                        $  31,485,268     $  2,135,516    $    (25,433)   $  2,110,083
Touchstone Large Cap Core Equity Fund             $  41,189,459     $  8,481,996    $    (64,026)   $  8,417,970
Touchstone Mid Cap Growth Fund                    $  26,365,622     $  4,840,581    $   (140,837)   $  4,699,744
Touchstone Money Market Fund                      $  46,928,359     $         --    $         --    $         --
Touchstone Third Avenue Fund                      $  35,716,895     $ 19,629,271    $ (2,016,082)   $ 17,613,189
Touchstone Aggressive ETF Fund                    $  19,464,008     $  2,641,789    $         --    $  2,641,789
Touchstone Conservative ETF Fund                  $  25,428,409     $  2,057,774    $     (1,652)   $  2,056,122
Touchstone Enhanced ETF Fund                      $  14,427,466     $  2,056,082    $    (73,788)   $  1,982,294
Touchstone Moderate ETF Fund                      $  59,737,070     $  3,934,844    $         --    $  3,934,844

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Variable Series Trust


By:     /s/ Jill T. McGruder
        ------------------------
Name:   Jill T. McGruder
Title:  President
Date:   May 19, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Terrie A. Wiedenheft
        ------------------------
Name:   Terrie A. Wiedenheft
Title:  Treasurer & Controller
Date:   May 19, 2011